Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure of operating segments [line items]
Revenue		$ 5,509	$ 5,407
Operating income before restructuring costs and amortization		2,500	2,391
Restructuring costs		(14)	(14)
Amortization		(1,219)	(1,217)
Operating income		1,267	1,160
Interest	$ 35	231	274
Income tax expense (recovery)		30	120
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		5,521	5,416
Interest		228	267
Income tax expense (recovery)		155	113
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue		(12)	(9)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		4,249	4,250
Operating income before restructuring costs and amortization		2,107	2,054
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		1,272	1,166
Operating income before restructuring costs and amortization		393	337
Other Non Operating [Member]
Disclosure of operating segments [line items]
Interest		3	7
Income tax expense (recovery)		$ (125)	$ 7